Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,174,619.44
Total Fee Amount	4,857.61
Total Offset Amount	0.00
Net Fee	$ 4,857.61
Offering Table N/A
Offset Table N/A	N/A